EQUITY-ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
EQUITY-ACCOUNTED INVESTMENTS	EQUITY-ACCOUNTED INVESTMENTS
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2021	2020	2019
Balance, beginning of year	$971	$937	$684
Investment	57	42	144
Return of capital	(8)	(19)	—
Share of net income	22	27	29
Share of other comprehensive income	148	29	81
Dividends received	(78)	(56)	(16)
Foreign exchange translation and other	(5)	11	15
Balance, end of year	$1,107	$971	$937